Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Warrants (Details) [Line Items]
Proceeds from exercise of stock warrants, net of issuance costs (in Dollars)		$ 16,257	$ 140,800
Warrants exercised			15,786,127
Common stock issued for warrants exercised	371,535		15,414,592
Gross Proceeds (in Dollars)		$ 12,000
Warrants forfeited		3,118,445
Accrued Liabilities (in Dollars)		$ 4,300	$ 4,282
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued and outstanding		281,065
Private Placement [Member]
Warrants (Details) [Line Items]
Redemption price of warrants Per Share (in Dollars per share)		$ 0.01